Board of Directors, Senior Management and Key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Key management personnel compensation	$ 22,858	$ 22,598	$ 27,907